Summary of Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies Details Narrative
Anti-dilutive options not included in the computation of diluted earnings per share	1,083,750	831,250
Advertising Costs	$ 300,500	$ 292,600
Provision for warranty costs	23,800	9,700
Shipping and Freight Costs	$ 234,600	$ 306,900